Derivative Financial Instruments	3 Months Ended
Jun. 30, 2012
Investments, All Other Investments [Abstract]
Derivative Financial Instruments

NOTE 3 – DERIVATIVE FINANCIAL INSTRUMENTS

In applying current accounting standards to the financial instruments issued in the Private Placement, the Company first considered the classification of the Series A Preferred Stock under ASC 480 Distinguishing Liabilities from Equity, and the Warrants under ASC 815 Derivatives and Hedging. The Series A Preferred Stock is perpetual preferred stock without redemption or dividend provisions, contingent or otherwise. Further, the Series A Preferred Stock is convertible into a fixed number of shares of Common Stock with adjustments to the conversion price solely associated with equity restructuring events such a stock splits and recapitalization. Generally redemption provisions that provide for the mandatory payment of cash to the Investor to settle the contract or certain provisions that cause the number of linked shares of Common Stock to vary result in liability classification; and, in some instances, classification outside of stockholders’ equity. There being no such provisions associated with the Series A Preferred Stock, it is classified as a component of stockholders’ equity. The warrants were also evaluated for purposes of classification. These financial instruments embody two features that are not consistent with the concept of stockholders’ equity. First, the exercise price of $0.60 is subject to adjustment upon the issuance of common stock or common share linked contracts at prices below the contractual exercise prices. Second, the financial instruments extend a fair-value (defined as Black-Scholes) cash redemption right to the Investors in the event of certain fundamental transactions, certain of which are not within the control of the Company. This particular provision is a written put and current accounting standards provide that such provisions are not consistent with the concept of stockholders’ equity. As a result, the Warrants require classification in liability as derivative warrants. Derivative warrants are carried both initially and subsequently at fair value with changes in fair value reflected in income.

Warrant Liability Amount
Balance at December 31, 2011	$2,361,925
Exercise or expiration	--
Change in fair value of warrant liability	(1,213,857)
Ending balance at June 30, 2012	$1,148,068

The derivative warrants were calculated using Black-Scholes valuation technique. Significant inputs into this technique are as follows:

	Inception	December 31, 2011	June 30, 2012
Fair market value of common stock	$0.60	$0.95	$0.63
Exercise price	$0.60	$0.60	$0.60
Term (1)	3 Years	2.75 Years	2.25 Years
Volatility range (2)	68.5%	63.9%	66.36%
Risk-free rate (3)	0.50%	0.50%	0.41%

(1) The term is the remaining years until expiration of warrants.

(2) The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected a peer company that provided a reasonable basis upon which to calculate volatility.

(3) The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.

Warrants contain limitations on exercise, including the limitation that the holders may not convert their warrants to the extent that upon exercise the holder, together with its affiliates, would own in excess of 4.99% of our outstanding shares of common stock (subject to an increase upon at least 61-days’ notice by the subscriber to us, of up to 9.99%). For a period of twelve months from the date of issuance, the warrants issued in the Private Placement contain standard anti-dilution protection in the event the Company’s issues common stock at a lower per share price. The warrants may be exercised on a cashless basis in the event there is no effective registration statement registering the resale of the underlying common stock at any time after the Effectiveness Date.

The second classification-related accounting consideration related to the possibility that the conversion option embedded in the Series A Preferred Stock may require classification outside of stockholders’ equity. Generally, an embedded feature in a hybrid financial instrument (such as the Series A Preferred Stock) that both meets the definition of a derivative financial instrument and is not clearly and closely related to the host contract in term of risks would require bifurcation and accounting under derivative standards. The embedded conversion option is a feature that embodies risks of equity. The Company has concluded that the Series A Preferred Stock is a contract that affords solely equity risks.